Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	JACKSON VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvst
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2016
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
JNL/WCM Focused International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Please note that the changes apply to your variable annuity product(s).

Effective March 1, 2016, the JNL/WCM Focused International Equity Fund (the "Fund") has adopted an investment policy to invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities.

Strategy [Heading]	rr_StrategyHeading
As a result, in the Fund's summary prospectus section entitled "Summary Overview of Each Fund," please delete the first paragraph in the sub-section entitled "Principal Investment Strategies" and replace it with the following paragraph:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities.